Stockholders' Equity and Stock-Based Compensation-Allocated Share-Based Compensation Expense (Q3) (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense	$ 5,914	$ 826	$ 20,446	$ 1,987	$ 3,063	$ 2,114	$ 1,796
Cost of subscription, transaction, and services
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense	436	77	1,284	166	263	133	114
Research and development
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense	1,210	159	3,524	396	697	384	239
Sales and marketing
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense	984	117	3,276	307	465	296	347
General and administrative
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense	$ 3,284	$ 473	$ 12,362	$ 1,118	$ 1,638	$ 1,301	$ 1,096